Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Advances to suppliers	$ 3,316	$ 3,266
Income tax credits	4,639	2,332
Non-income tax credits	26,240	24,860
Judicial deposits	1,816	2,187
Receivable from disposal of subsidiary	0	3,899
Other receivables	2,499	2,516
Non-current portion	38,510	39,060
Current
Trade receivables	86,531	87,638
Prepaid expenses	18,038	6,953
Advances to suppliers	35,996	42,808
Income tax credits	5,680	1,253
Non-income tax credits	53,522	22,812
Receivable from disposal of subsidiary	2,900	3,971
Cash collateral	0	11
Other receivables	10,689	13,609
Subtotal	126,825	91,417
Trade and other receivables, net	213,356	179,055
Trade and other receivables	251,866	218,115
Reclassified from property, plant and equipment	307	293
Exclusion of ICMS from the calculation base for PIS and COFINS
Non-current
Non-income tax credits	16,000
Gross | Trade receivables excluding related party
Current
Trade receivables	87,645	90,526
Accumulated impairment
Current
Trade receivables	$ (1,114)	$ (2,888)